Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Property, Plant and Equipment

	NOTE	Land	Leasehold improvements (i)	Kitchen equipment	Furniture and fixtures	Construction in progress	Total
		(Thousands of yen)
COSTS
As of December 31, 2016		13,350	3,673,889	550,553	489,049	61,198	4,788,039

Additions		—	1,904,321	172,576	173,516	746,214	2,996,627
Disposals		—	(83,441)	(21,206)	(9,365)	—	(114,012)
Reclassification		—	232,474	48,428	7,431	(288,333)	—
Exchange differences		—	—	—	—	(1,816)	(1,816)

As of December 31, 2017		13,350	5,727,243	750,351	660,631	517,263	7,668,838

Additions		—	5,340,713	325,832	383,227	1,017,203	7,066,975
Disposals	(ii)	—	(763,865)	(50,925)	(94,544)	—	(909,334)
Reclassification		—	1,234,413	159,587	71,681	(1,477,703)	(12,022)
Exchange differences		—	(2,936)	(792)	(96)	(8,561)	(12,385)

As of December 31, 2018		13,350	11,535,568	1,184,053	1,020,899	48,202	13,802,072

ACCUMULATED DEPRECIATION AND IMPAIRMENT
As of December 31, 2016		—	893,011	276,311	217,038	—	1,386,360

Depreciation		—	361,483	54,685	83,360	—	499,528
Disposals		—	(49,191)	(15,180)	(6,018)	—	(70,389)
Impairment losses		—	22,449	—	—	—	22,449
Exchange differences		—	69	17	4	—	90

As of December 31, 2017		—	1,227,821	315,833	294,384	—	1,838,038

Depreciation		—	785,098	107,000	134,312	—	1,026,410
Disposals		—	(186,170)	(24,246)	(51,415)	—	(261,831)
Impairment losses	(iii)	—	1,076,130	84,315	93,117	—	1,253,562
Reversal of impairment losses			(2,582)	—	—	—	(2,582)
Exchange differences		—	4,978	490	496	—	5,964

As of December 31, 2018		—	2,905,275	483,392	470,894	—	3,859,561

CARRYING AMOUNTS
As of December 31, 2016		13,350	2,780,878	274,242	272,011	61,198	3,401,679

As of December 31, 2017		13,350	4,499,422	434,518	366,247	517,263	5,830,800

As of December 31, 2018		13,350	8,630,293	700,661	550,005	48,202	9,942,511

(i)	Leasehold improvements include restaurant interior equipment, signboards, electrical equipment and air conditioning systems.
(ii)	The disposal of property, plant and equipment includes the sales of property, plant and equipment from directly-owned restaurants to franchised restaurants.
(iii)

The Group recognized impairment losses of ¥1,253,562 thousand on leasehold improvements, kitchen equipment and furniture and fixtures for the year ended December 31, 2018. The impairment losses were primarily recognized for the assets at Kuni’s due to the probable closure of seven out of 11 Ikinari! Steak restaurants in the United States and the decline in the expected profitability of the other four Ikinari! Steak™  restaurants in the United States. In addition, the Group recognized impairment losses of ¥133,128 thousand on buildings and structures of the Pepper Lunch™, Ikinari! Steak™ and Other Restaurants segments for the year ended December 31, 2018. The impairment losses are included in “Other operating expenses”.